WILLIAMS LAW GROUP, P.A.
                               2503 W. Gardner Ct.
                                 Tampa FL 33611
                               Phone: 813-831-9348
                                Fax: 813-832-5284
                         e-mail: wmslaw@tampabay.rr.com

May 10, 2005

Mr. Adam F. Halper
United States Securities and Exchange Commission
Division of Corporation Finance

Washington, D.C. 20549-0408

     Re: Smitten Press:  Local Lore and Legends, Inc.
         Registration Statement on Form 10-SB
         Amendment No. 1.
         File No. 0-51159

Dear Mr. Halper:

We have enclosed the above Amendment No. 1.

We are sending a marked copy under separate cover. The page numbers in the response table correspond to the page numbers in the marked copy.

We have supplementally filed the shareholder list as requested.

We trust we have addressed all comments. Thank you for your consideration.


                                            Sincerely,



                                            Michael T. Williams, Esq.